Supplemental Information Regarding the Consolidated Statements of Operations (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Supplemental Information Regarding Consolidated Statements Of Operations
Summary of Supplemental Information Regarding the Consolidated Statements of Operations
Year ended December 31	2019	2018	2017
a) Government assistance included in research and development
Gross research and development expenses	$75,686	$94,841	$101,946
Research and development tax credits	(572)	(3,175)	(1,554)
	$75,114	$91,666	$100,392

b) Finance costs
Interest accretion on long-term debt	$7,874	$18,856	$7,686
Amortization of fees for Credit Facility	10	2,625	208
Other interest expense, transaction and bank fees	594	886	384
Interest expense on lease liabilities	7,068	-	-
Interest income	(753)	(307)	(313)
	$14,793	$22,060	$7,965

c) Employee compensation expense
Wages and salaries	$48,846	$46,775	$44,211
Employer's benefits	8,263	8,377	8,556
Share-based payments expense	22,030	6,722	8,662
	$79,139	$61,874	$61,429